Employee benefit expenses (Schedule of Employee Benefit Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Disclosure of defined benefit plans [line items]
Salary Expenses	₪ 42,126	$ 11,615	₪ 33,888	₪ 33,263
Bonus	3,061	844	4,946	5,326
Employee benefit expenses	₪ 45,187	$ 12,459	₪ 38,834	₪ 38,589